                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                                ----------------

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc.
          --------------------------------------
Address:  Two Copley Place
          --------------------------------------
          Boston, MA  02116
          --------------------------------------

Form 13F File Number:   28-06922
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          -------------------------------------
Title:    Vice President
          -------------------------------------
Phone:    (617) 572-3000
          -------------------------------------

Signature, Place, and Date of Signing:
       /s/ Michele May                  Boston, MA               5/14/01
       ----------------------       ------------------         -----------

*Brookside Capital Investors, Inc., is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                               ----------

Form 13F Information Table Entry Total:            84
                                               ----------

Form 13F Information Table Value Total:        $1,627,368
                                               ----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                  Name

 1          28-06946                  Brookside Capital Partners Fund, L.P.
-----       --------------------      -------------------------------------

 2          28-06924                  Brookside Capital Investors, L.P.
-----       --------------------      -------------------------------------

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
                                 BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                               FORM 13F INFORMATION TABLE AS OF 03/31/01

                                                             SHARES OR      VALUE     INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     PRN AMOUNT     (X$1000)   DISCRETION   MANAGERS   SOLE   SHARED   NONE
ABBOTT LABS                    COM              002824100     118,600  SH      5,597      SOLE                  X
ACE LTD.                       ORD              G0070K103   1,550,000  SH     56,978      SOLE                  X
ACT MANUFACTURING, INC.        COM              000973107      35,000  SH        934      SOLE                  X
ADELPHI COMM BONDS 6% 2/15/06  SBDSC CV 6%06    006848B69   5,000,000  PRN     4,925      SOLE                  X
ADELPHIA COMMUNICATIONS        CL A             006848105   2,610,000  SH    105,705      SOLE                  X
ADVANCED NEUROMODULATION       COM
  SYSTEMS, INC.                                 00757T101     507,300  SH      5,580      SOLE                  X
AMAZON.COM 4.75% 02/01/09      SBDSC CV 4.75%09 023135AF3  77,500,000  PRN    29,450      SOLE                  X
APPLERA CORP. - APPLIED        COM
  BIOSYSTEMS GROUP                              038020103     400,000  SH     11,100      SOLE                  X
APW LTD.                       COM              G04397108   1,350,500  SH     11,587      SOLE                  X
ARGONAUT TECHNOLOGIES INC.     COM              040175101     338,500  SH      2,465      SOLE                  X
ARIBA, INC.                    COM              04033V104   1,315,000  SH     10,397      SOLE                  X
ART TECHNOLOGY GROUP, INC.     COM              04289L107     448,400  SH      5,381      SOLE                  X
ARTESYN TECHNOLOGIES INC.      COM              043127109     865,000  SH      9,353      SOLE                  X
BALLYS TOTAL FITNESS           COM              05873K108   1,065,800  SH     31,388      SOLE                  X
 HOLDING CORP.
BEA SYSTEMS, INC.              COM              073325102     550,000  SH     16,156      SOLE                  X
BROADVISION INC.               COM              111412102     984,600  SH      5,262      SOLE                  X
CABLEVISION SYS                COM              12686C844      31,000  SH        806      SOLE                  X
 CORP-RAINBOW MEDIA GROUP
CABLEVISION SYSTEMS CORP.      CLA              12686C109      62,000  SH      4,362      SOLE                  X
CHOICE POINT, INC.             COM              170388102     572,250  SH     19,342      SOLE                  X
SNYDER COMMUNICATIONS, INC.    COM CIRCLE COM   832914204     456,000  SH        385      SOLE                  X
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     500,000  SH     27,225      SOLE                  X
CORVAS INTERNATIONAL, INC.     COM              221005101     243,500  SH      2,192      SOLE                  X
DELL COMPUTER                  COM              247025109   1,280,000  SH     32,880      SOLE                  X
DOLLAR TREE STORES, INC.       COM              256747106     804,400  SH     15,497      SOLE                  X
DOUBLECLICK, INC.              COM              258609304     428,000  SH      4,949      SOLE                  X
DURECT CORP.                   COM              266605104   3,990,514  SH     30,178      SOLE                  X
EPIPHANY, INC.                 COM              26881V100     403,335  SH      4,714      SOLE                  X
EDISON SCHOOLS INC.            COM              281033100     480,000  SH      9,720      SOLE                  X
ELOYALTY CORP.                 COM              290151109   3,119,500  SH      7,604      SOLE                  X
EMISPHERE TECHNOLOGIES INC.    COM              291345106     625,000  SH      8,945      SOLE                  X
EPRISE CORP.                   COM              294352109   1,273,237  SH        836      SOLE                  X
ENCORE WIRE CORP.              COM              292562105     297,200  SH      2,322      SOLE                  X
EXELIXIS INC.                  COM              30161Q104     132,500  SH      1,151      SOLE                  X
FAIRCHILD SEMICONDUCTOR INTL.  CLA              303726103   1,499,900  SH     19,979      SOLE                  X
FEDERAL HOME LN MTG CORP.      COM              313400301   2,600,000  SH    168,558      SOLE                  X
GREY GLOBAL GROUP, INC.        COM              39787M108      59,947  SH     38,846      SOLE                  X
HOMESTORE.COM, INC.            COM              437852106     300,200  SH      7,130      SOLE                  X
INSIGHT ENTERPRISES, INC.      COM              45765U103     640,885  SH     13,539      SOLE                  X
INTERMUNE PHARMACEUTICALS,     COM              45885b100     271,900  SH      5,710      SOLE                  X
 INC.
INTERPUBLIC GROUP OF           COM              460690100     610,900  SH     20,984      SOLE                  X
 COMPANIES, INC.
INVITROGEN CORP.               COM              46185R100     652,200  SH     35,773      SOLE                  X
IONA TECHNOLOGIES PLC.         ADR              46206p109      26,500  SH        875      SOLE                  X
KNIGHT-RIDDER, INC.            COM              499040103     790,900  SH     42,479      SOLE                  X
LEVEL 3 COMMUNICATIONS, INC    COM              52729N100     130,000  SH      2,259      SOLE                  X
LEXMARK INTERNATIONAL NEW      CLA              529771107   2,442,500  SH    111,183      SOLE                  X
AT&T CORP. -                   COM              001957208   1,342,400  SH     18,794      SOLE                  X
 LIBERTY MEDIA CORP - A
MANOR CARE, INC.               COM              564055101     509,300  SH     10,390      SOLE                  X
MATRIX PHARMACEUTICAL, INC.    COM              576844104     215,300  SH      1,938      SOLE                  X
MECATOR SOFTWARE INC.          COM              587587106   2,481,084  SH      9,072      SOLE                  X
MERCURY INTERACTIVE CORP.      COM              589405109     756,700  SH     31,687      SOLE                  X
MICRO THERAPEUTICS, INC.       COM              59500W100     260,000  SH      1,398      SOLE                  X
MORGAN STANLEY DEAN WITTER     COM              617446448   1,000,000  SH     53,500      SOLE                  X
NETWORK ASSOCIATES INC.        COM              640938106     424,870  SH      3,505      SOLE                  X
NOVEN PHARMACEUTICALS, INC.    COM              670009109     324,100  SH      9,176      SOLE                  X
OSI PHARMACEUTICALS, INC.      COM              671040103     126,500  SH      5,013      SOLE                  X
OUTBACK STEAKHOUSE INC.        COM              689899102   1,842,500  SH     46,910      SOLE                  X
PHYSIOMETRIX, INC.             COM              718928104     104,100  SH        560      SOLE                  X
PRAECIS PHARMACEUTICALS INC.   COM              739421105     130,000  SH      2,592      SOLE                  X
PREDICTIVE SYS, INC.           COM              74036W102     165,100  SH        335      SOLE                  X
PROVIDIAN FIN CORP.            COM              74406A102     900,000  SH     44,145      SOLE                  X
PROXICOM, INC.                 COM              744282104     260,000  SH        764      SOLE                  X
PSS WORLD MEDICAL, INC.        COM              69366A100   1,901,800  SH      8,499      SOLE                  X
RADIAN GROUP, INC.             COM              750236101     500,000  PRN    33,875      SOLE                  X
RADIO SHACK CORP.              COM              750438103     433,400  SH     15,901      SOLE                  X
RETEK INC.                     COM              76128Q109     663,079  SH     12,474      SOLE                  X
RITA MED SYS, INC. DEL         COM              76774E103     325,000  SH      1,158      SOLE                  X
RYERSON TULL, INC. NEW         COM              78375P107     204,458  SH      2,055      SOLE                  X
SIEBEL SYS, INC.               COM              826170102   2,358,700  SH     64,157      SOLE                  X
SILGAN HOLDINGS, INC.          COM              827048109   1,135,150  SH     12,629      SOLE                  X
SPRINT CORP. (PCS GROUP)       COM              852061506   3,193,300  SH     60,673      SOLE                  X
STEEL DYNAMICS, INC.           COM              858119100   1,455,000  SH     16,187      SOLE                  X
TECHNOLOGY SOLUTIONS CO.       COM              87872T108   2,611,000  SH      5,793      SOLE                  X
TEKELEC                        COM              879101103     970,300  SH     17,465      SOLE                  X
TEKELEC 3.25% 11/2/04 NC3      SBDSC CV3.25%04  879101AA1  20,000,000  PRN    23,050      SOLE                  X
THERMA-WAVE, INC.              COM              88343A108      57,750  SH        729      SOLE                  X
TICKETMASTER ONLINE-           CLB              88633P203     971,700  SH      8,806      SOLE                  X
 CITYSEARCH
TRANSMETA CORP.                COM              89376R109     315,200  SH      6,068      SOLE                  X
TRUE NORTH COMMUNICATIONS,     COM              897844106     368,900  SH     13,926      SOLE                  X
 INC.
US BANCORP DEL                 COM              902973304   2,622,500  SH     60,842      SOLE                  X
VESTCOM INTERNATIONAL, INC.    COM              924904105   1,150,700  SH      2,301      SOLE                  X
VIDAMED                        COM              926530106   1,905,100  SH      9,406      SOLE                  X
WINSTAR COMMUNICATIONS         COM              975515107     400,000  SH        863      SOLE                  X
YAHOO! INC.                    COM              984322106     556,000  SH      8,757      SOLE                  X
ZALE CORP.                     COM              988858106   1,700,000  SH     49,300      SOLE                  X

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